Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements of Net Assets Available for Benefits:
Net assets available for benefits per the financial statements	$ 31,341,000	$ 31,426,500	$ 44,963,800
Deemed distributions	(48,700)	(67,600)
Net assets available for benefits per Form 5500	$ 31,292,300	$ 31,358,900